John Hancock Fundamental Equity Income Fund Expense Example, No Redemption - Class A C R6 [Member] - John Hancock Fundamental Equity Income Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 186
Expense Example, No Redemption, 3 Years	719
Expense Example, No Redemption, 5 Years	1,279
Expense Example, No Redemption, 10 Years	$ 2,619